Group Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Group Information [Abstract]
Group Information
Note 1 — Group Information
NewAmsterdam Pharma Company N.V. (the “
Company
” and together with its subsidiaries, the “
Group
”) is a global biotechnology company focused on the research and development of transformative therapies for cardio-metabolic diseases. The Company was incorporated in the Netherlands as a Dutch private company with limited liability (
besloten vennootschap met beperkte aansprakelijkheid
) under the name NewAmsterdam Pharma Company B.V. on June 10, 2022. On November 21, 2022, in connection with its merger with Frazier Life Sciences Acquisition Corp (“FLAC”), the Company’s corporate form was converted to a Dutch public limited liability company (
naamloze vennootschap
) and its name was changed to NewAmsterdam Pharma Company N.V. The Group’s principal place of business and registered office is Gooimeer 2-35, 1411 DC Naarden, The Netherlands. These unaudited condensed consolidated financial statements comprise the financial statements of the Group.
Terms in these accompanying notes take on the same meaning as defined elsewhere in the Registration Statement of which this prospectus forms a part.

Note 1 — Group Information
NewAmsterdam Pharma Company N.V. (the “
Company
” and together with its subsidiaries, the “
Group
”) is a global biotech company focused on the research and development of transformative therapies for cardio-metabolic diseases. The Company was incorporated in the Netherlands as a Dutch private company with limited liability (
besloten vennootschap met beperkte aansprakelijkheid
) under the name NewAmsterdam Pharma Company B.V. on June 10, 2022. On November 21, 2022, the Company’s corporate form was converted to a Dutch public limited liability company (
naamloze vennootschap
) and its name was changed to NewAmsterdam Pharma Company N.V. The Group’s principal place of business and registered office is Gooimeer 2-35, 1411 DC Naarden, The Netherlands. These consolidated financial statements comprise the financial statements of the Group.
In November 2022, the Group conducted an internal reorganization for the purpose of participating in the merger of the acquired company, Frazier Lifesciences Acquisition Corporation (
“FLAC”
) as described in Note 4. As a result of the internal restructuring and merger, NewAmsterdam Pharma, FLAC and NewAmsterdam Pharma Investment Corporation, a new Cayman-based exempted company, became wholly-owned subsidiaries of the Company.
The consolidated financial statements were authorized by the Company’s Board of Directors (the “
Board
”) for issuance on March 31, 2023.